Warrants - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 18, 2020
Class of Warrant or Right [Line Items]
Warrants redemption price per share	$ 0.01	$ 0.01
Percentage of proceeds from share issuances	0.60%	60.00%
Minimum notice period for warrants redemption	30 days
Minimum
Class of Warrant or Right [Line Items]
Warrants redeemable, threshold consecutive trading days	20 days	20 days
Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		10,350,000		10,350,000
Class or warrants or rights issue price per warrant	$ 11.50	$ 11.50
Class of warrants exercise price adjustment percentage	0.18%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	10,350,000	10,350,000	10,350,000
Public warrants expiry period	5 years	5 years
Class of warrants exercise price adjustment percentage	0.092%
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	153,500	153,500	153,500
Warrants redemption price per share	$ 9.20	$ 9.20
Private Placement Warrants [Member] | Share Trigger Price One [Member]
Class of Warrant or Right [Line Items]
Warrants redemption price per share	$ 18.00	$ 18.00
Minimum notice period for warrants redemption		30 days
Private Placement Warrants [Member] | Maximum | Share Trigger Price One [Member]
Class of Warrant or Right [Line Items]
Warrants redeemable, threshold consecutive trading days	30 days	30 days
Class of warrants exercise price adjustment percentage	1.80%	180.00%
Private Placement Warrants [Member] | Minimum | Share Trigger Price One [Member]
Class of Warrant or Right [Line Items]
Warrants redeemable, threshold consecutive trading days	20 days	20 days
Class of warrants exercise price adjustment percentage	1.10%	110.00%